Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock no par value per share	$ 0	$ 0
Common stock shares issued	15,093,847	12,000,000
Common stock shares outstanding	15,093,847	12,000,000